Investments in Associates - Schedule of Denarius Investment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Apr. 04, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Change in fair value	$ 1,112	$ 2,661
Other financial assets	12,624	9,756		$ 0
Denarius
Disclosure of associates [line items]
Reclassification of investment		3,486
Purchase of Denarius Debenture		3,603
Change in fair value	2,868	2,667
Other financial assets	12,624	9,756	$ 3,500
Denarius | Common shares
Disclosure of associates [line items]
Reclassification of investment		3,077
Change in fair value	895	919
Other financial assets	4,891	3,996
Denarius | Warrants
Disclosure of associates [line items]
Reclassification of investment		409
Change in fair value	(98)	(160)
Other financial assets	151	249
Denarius | Convertible Debenture
Disclosure of associates [line items]
Purchase of Denarius Debenture		3,603
Change in fair value	2,071	1,908
Other financial assets	$ 7,582	$ 5,511